ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets classified as held for sale
Total assets classified as held for sale	$ 0	$ 2,271,015
Liabilities classified as held for sale
Total liabilities classified as held for sale	0	2,188,765
Disposal Group, Held-for-sale, Not Discontinued Operations | Solar power plant subsidiaries
Assets classified as held for sale
Cash and cash equivalents	0	53,899
Accounts receivable, net	0	184,920
Value added tax recoverable	0	158,213
Prepaid expenses and other current assets	0	23,075
Property, plant and equipment, net	0	2,169,527
Operating lease right-of-use asset	0
Impairment of assets	0	(318,619)
Total assets classified as held for sale	0	2,271,015
Liabilities classified as held for sale
Accounts payable	0
Other current liabilities	0	1,659,753
Operating lease liabilities	0
Failed sales leased back and finance lease liability	0	529,012
Total liabilities classified as held for sale	$ 0	$ 2,188,765